Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,957,000
Previously Paid Amount	0.00
Total Fee Amount	779.26
Total Offset Amount	0.00
Net Fee	779.26
Narrative - Max Aggregate Offering Price	$ 8,957,000
Final Prospectus	true